Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,455,074.08

Principal:
Principal Collections	$21,939,358.82
Prepayments in Full	$12,314,162.56
Liquidation Proceeds	$422,145.52
Recoveries	$12,383.25
Sub Total	$34,688,050.15
Collections	$38,143,124.23

Purchase Amounts:
Purchase Amounts Related to Principal	$181,805.16
Purchase Amounts Related to Interest	$1,541.87
Sub Total	$183,347.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,326,471.26

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,326,471.26
Servicing Fee	$824,979.94	$824,979.94	$0.00	$0.00	$37,501,491.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,501,491.32
Interest - Class A-2 Notes	$92,917.21	$92,917.21	$0.00	$0.00	$37,408,574.11
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$37,134,314.11
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$36,845,841.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,845,841.61
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$36,768,207.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,768,207.61
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$36,710,295.61
Third Priority Principal Payment	$4,447,827.58	$4,447,827.58	$0.00	$0.00	$32,262,468.03
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$32,191,104.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,191,104.03
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$4,831,104.03
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,831,104.03
Residuel Released to Depositor	$0.00	$4,831,104.03	$0.00	$0.00	$0.00
Total		$38,326,471.26

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$4,447,827.58
First Priority Principal Payment					$27,360,000.00
Total					$31,807,827.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,807,827.58	$91.45	$92,917.21	$0.27	$31,900,744.79	$91.72
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$31,807,827.58	$22.79	$862,559.71	$0.62	$32,670,387.29	$23.41

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$163,971,542.08	0.4714535	$132,163,714.50	0.3799992
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$907,951,542.08	0.6506374	$876,143,714.50	0.6278440

Pool Information
Weighted Average APR	4.252%	4.249%
Weighted Average Remaining Term	48.22	47.39
Number of Receivables Outstanding	49,504	48,425
Pool Balance	$989,975,929.48	$954,941,040.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$907,951,542.08	$876,143,714.50
Pool Factor	0.6643280	0.6408177

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$78,797,325.78
Targeted Overcollateralization Amount	$78,797,325.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,797,325.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		116	$177,417.14
(Recoveries)		39	$12,383.25
Net Losses for Current Collection Period			$165,033.89
Cumulative Net Losses Last Collection Period			$2,518,584.69
Cumulative Net Losses for all Collection Periods			$2,683,618.58

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.20%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.15%	526	$11,001,421.19
61-90 Days Delinquent	0.13%	61	$1,222,383.98
91-120 Days Delinquent	0.05%	19	$443,677.67
Over 120 Days Delinquent	0.04%	18	$424,076.46
Total Delinquent Receivables	1.37%	624	$13,091,559.30

Repossession Inventory:
Repossessed in the Current Collection Period		34	$797,830.45
Total Repossessed Inventory		43	$1,108,347.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2765%
Preceding Collection Period			0.2786%
Current Collection Period			0.2036%
Three Month Average			0.2529%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1303%
Preceding Collection Period			0.1737%
Current Collection Period			0.2024%
Three Month Average			0.1688%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer